Cover	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-41822
Entity Registrant Name	SYRA HEALTH CORP.
Entity Central Index Key	0001922335
Entity Tax Identification Number	85-4027995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1119 Keystone Way N. #201
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(463)
Local Phone Number	345-8950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	SYRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false